CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short Term Loans
Short term loans:

	US dollars
	December 31,
(in thousands)	2018	2017

Short-term loans - linked to the Colombian Pezo	599	-
Short-term loans - linked to the Mexican Pezo	1,526	-
Current maturities of long-term loan (note 10B)	8,350	-
Others	84	48
	10,559	48

Schedule of Amount to be Paid
US dollars
December 31,
(in thousands)	2018

First year - current maturities	8,350
Second year	16,700
Third year	16,700
Fourth year	16,700
Fifth year	12,522
70,972